Due to Related Parties (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Due to related parties	$ 252,874	$ 327,314
Due to shareholders [Member]
Due to related parties	245,006	318,455
Due to key management personnel [Member]
Due to related parties	$ 7,868	$ 8,859